Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Deferred and Earnout Related Obligations (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Fair Value Of Contingent Consideration [abstract]
At the beginning of the period	[1]	£ 243.7	£ 400.8	£ 400.8
Earnouts paid	[1]	(88.5)	(57.9)	(130.0)
New acquisitions	[1]	2.9	3.6	9.6
Revision of estimates taken to goodwill	[1]	(3.0)	1.1	(14.1)
Revaluation of payments due to vendors (note 6)	[1]	(7.4)	3.1	3.8
Transfer to disposal group classified as held for sale	[1]			(11.5)
Exchange adjustments	[1]	5.6	1.3	(14.9)
At the end of the period	[1]	£ 153.3	£ 352.0	£ 243.7

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies